AB Corporate Shares

AB Corporate Income Shares

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.6%
Industrial – 57.4%
Basic – 2.1%
Glencore Funding LLC 5.186%, 04/01/2030(a)	$	422	$423,072
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034		1,131	1,136,180
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033		830	871,218
SNF Group SACA 3.375%, 03/15/2030(a)		230	212,918

			2,643,388

Capital Goods – 6.4%
Deere Funding Canada Corp. 4.85%, 07/15/2031		185	184,547
GE Capital Funding LLC 4.55%, 05/15/2032		945	929,606
General Electric Co. Series MTNA 6.75%, 03/15/2032		624	680,241
Honeywell Aerospace, Inc. 3.90%, 03/16/2028(a)		1,026	1,014,119
4.00%, 03/16/2029(a)		501	491,737
4.60%, 03/16/2033(a)		168	162,318
John Deere Capital Corp. Series J 4.40%, 06/15/2029		346	344,280
Parker-Hannifin Corp. 3.25%, 06/14/2029		520	499,554
4.50%, 09/15/2029		1,016	1,009,010
Republic Services, Inc. 4.75%, 07/15/2031		526	522,376
4.875%, 04/01/2029		725	728,088
RTX Corp. 5.75%, 01/15/2029		258	264,450
Trane Technologies Financing Ltd. 3.80%, 03/21/2029		989	967,044
5.25%, 03/03/2033		40	40,251

			7,837,621

Communications - Media – 4.4%
Beignet Investor LLC 6.581%, 05/30/2049(a)		839	811,338
Meta Platforms, Inc. 4.65%, 08/15/2062		60	41,721
5.55%, 08/15/2064		372	296,979
5.75%, 05/15/2063		72	59,613
5.75%, 11/15/2065		48	39,595
6.45%, 05/15/2066		137	125,410
Paramount Global 5.90%, 10/15/2040		310	226,111
Sopaipilla Investor LLC 7.534%, 11/30/2048(a) (b)		828	858,148
Space Exploration Technologies Corp. 5.65%, 07/15/2033(a)		999	956,802
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		722	786,836
Time Warner Cable LLC 4.50%, 09/15/2042		603	437,688
5.50%, 09/01/2041		326	269,240
6.55%, 05/01/2037		360	342,014
6.75%, 06/15/2039		170	160,133

			5,411,628

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 1.7%
AT&T, Inc. 6.55%, 01/15/2028	$	100	$101,755
Beacon Point DC LLC 6.129%, 11/30/2042(a)		830	794,766
HUT 8 DC LLC 6.192%, 11/15/2042(a)		829	804,578
NTT Finance Corp. 4.741%, 03/31/2028(a)		375	374,873

			2,075,972

Consumer Cyclical - Automotive – 3.5%
American Honda Finance Corp. Series A 4.55%, 04/10/2028		527	525,450
Ford Motor Co. 3.25%, 02/12/2032		1,509	1,319,500
Ford Motor Credit Co. LLC 5.918%, 03/20/2028		254	256,822
6.05%, 03/05/2031		293	295,388
General Motors Financial Co., Inc. 2.40%, 04/10/2028		84	80,800
Hyundai Capital America 4.55%, 01/08/2031(a)		700	681,121
5.40%, 06/24/2031(a)		774	778,342
Mercedes-Benz Finance North America LLC 4.75%, 08/04/2028(a)		373	372,743

			4,310,166

Consumer Cyclical - Entertainment – 0.2%
Polaris, Inc. 5.60%, 03/01/2031		198	196,770

Consumer Cyclical - Other – 0.5%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		311	307,573
Sekisui House US, Inc. 6.00%, 01/15/2043		339	300,180

			607,753

Consumer Cyclical - Retailers – 2.0%
Ralph Lauren Corp. 2.95%, 06/15/2030		1,306	1,217,061
Ross Stores, Inc. 4.80%, 04/15/2030		115	114,069
Tapestry, Inc. 5.10%, 03/11/2030		979	979,588
Walmart, Inc. 4.50%, 09/09/2052		202	166,684

			2,477,402

Consumer Non-Cyclical – 11.2%
AbbVie, Inc. 3.20%, 11/21/2029		1,434	1,366,917
Altria Group, Inc. 2.45%, 02/04/2032		1,726	1,503,208
4.875%, 02/04/2028		312	313,108
5.80%, 02/14/2039		79	77,965
Archer-Daniels-Midland Co. 3.25%, 03/27/2030		121	114,741
Bayer US Finance LLC 5.125%, 07/20/2031(a)		212	210,190

	Principal Amount (000)		U.S. $ Value

6.375%, 11/21/2030(a)	$	226	$235,804
6.375%, 07/20/2056(a)		513	495,927
CVS Health Corp. 4.30%, 03/25/2028		997	991,008
Eli Lilly & Co. 5.10%, 02/09/2064		845	728,897
5.70%, 05/20/2066		460	436,834
Gilead Sciences, Inc. 1.65%, 10/01/2030		1,102	971,446
HCA, Inc. 5.00%, 03/01/2028		785	788,407
5.20%, 06/01/2028		283	285,301
IQVIA, Inc. 5.70%, 05/15/2028		383	388,017
Philip Morris International, Inc. 5.25%, 02/13/2034		875	874,939
5.375%, 02/15/2033		721	729,183
6.375%, 05/16/2038		276	294,498
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		852	766,936
Royalty Pharma PLC 2.20%, 09/02/2030		1,101	987,498
5.15%, 09/02/2029		415	418,664
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		516	452,186
3.00%, 10/15/2030(a)		386	351,164

			13,782,838

Energy – 14.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031		298	289,576
Colonial Enterprises, Inc. 3.25%, 05/15/2030(a)		688	639,757
ConocoPhillips Co. 5.30%, 05/15/2053		712	631,316
5.65%, 01/15/2065		720	658,843
5.70%, 09/15/2063		323	297,580
Continental Resources, Inc./OK 4.375%, 01/15/2028		673	667,872
Diamondback Energy, Inc. 5.90%, 04/18/2064		220	204,389
Enterprise Products Operating LLC 2.80%, 01/31/2030		302	282,923
3.125%, 07/31/2029		214	204,986
EOG Resources, Inc. 5.00%, 07/15/2032		963	959,890
5.35%, 01/15/2036		276	273,880
5.65%, 12/01/2054		367	342,862
EQT Corp. 3.90%, 10/01/2027		440	435,763
5.70%, 04/01/2028		722	732,144
7.50%, 06/01/2030		101	108,212
Hess Corp. 7.125%, 03/15/2033		764	848,200
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		30	32,761
Kinder Morgan, Inc. 5.55%, 08/01/2036		443	439,793
ONEOK Partners LP 6.65%, 10/01/2036		503	534,936
ONEOK, Inc. 5.625%, 01/15/2028(a)		1,092	1,100,954
Pioneer Natural Resources Co. 1.90%, 08/15/2030		627	559,667

	Principal Amount (000)		U.S. $ Value

Schlumberger Holdings Corp. 3.90%, 05/17/2028(a)	$	1,139	$1,124,990
Targa Resources Corp. 4.90%, 09/15/2030		642	638,841
5.55%, 08/15/2035		545	540,471
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		784	729,457
TotalEnergies Capital SA 5.425%, 09/10/2064		174	154,778
5.638%, 04/05/2064		569	524,339
Var Energi ASA 8.00%, 11/15/2032(a)		978	1,095,429
Williams Cos., Inc. (The) 2.60%, 03/15/2031		65	58,304
4.625%, 06/30/2030		613	604,988
4.90%, 03/15/2029		199	199,438
5.65%, 03/15/2033		1,050	1,065,572
Woodside Finance Ltd. 5.40%, 05/19/2030		123	124,126
6.00%, 05/19/2035		199	203,117

			17,310,154

Services – 3.1%
Amazon.com, Inc. 5.55%, 11/20/2065		1,039	897,904
5.95%, 03/13/2066		202	185,559
6.05%, 03/13/2076		192	177,523
6.10%, 07/09/2056		397	380,826
Expedia Group, Inc. 3.80%, 02/15/2028		1,142	1,126,572
Global Payments, Inc. 4.55%, 03/15/2028		349	346,679
Mastercard, Inc. 3.35%, 03/26/2030		764	729,039

			3,844,102

Technology – 6.6%
Accenture Capital, Inc. 5.00%, 07/10/2031		323	321,579
5.60%, 07/10/2036		323	319,660
Alphabet, Inc. 5.30%, 05/15/2065		138	116,628
5.70%, 11/15/2075		200	177,128
Broadcom, Inc. 3.187%, 11/15/2036		1,170	931,788
3.50%, 02/15/2041		300	226,092
4.20%, 10/15/2030		494	476,651
4.55%, 02/15/2032		567	546,951
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		179	178,032
Intuit, Inc. 5.50%, 06/15/2036		599	585,516
Jabil, Inc. 3.95%, 01/12/2028		975	963,319
NVIDIA Corp. 4.95%, 06/15/2036		121	115,611
5.625%, 06/15/2056		690	624,201
Oracle Corp. 6.10%, 09/26/2065		639	501,979
6.125%, 08/03/2065		535	423,458
6.85%, 02/04/2066		210	184,535
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		621	599,886

	Principal Amount (000)		U.S. $ Value

Salesforce, Inc. 6.70%, 03/15/2066	$	835	$799,471
VMware LLC 2.20%, 08/15/2031		44	38,280

			8,130,765

Transportation - Airlines – 1.1%
Delta Air Lines, Inc. 5.25%, 07/10/2030		763	767,074
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		609	607,909

			1,374,983

Transportation - Services – 0.5%
ERAC USA Finance LLC 4.50%, 10/30/2029(a)		471	465,555
4.90%, 05/01/2033(a)		151	147,656

			613,211

			70,616,753

Financial Institutions – 26.0%
Banking – 18.7%
Ally Financial, Inc. 5.543%, 01/17/2031		729	729,576
8.00%, 11/01/2031		717	792,177
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		200	223,786
Banco Santander SA 5.538%, 03/14/2030		400	405,636
5.565%, 01/17/2030		600	609,390
6.921%, 08/08/2033		800	852,976
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		327	331,944
Banque Federative du Credit Mutuel SA 4.786%, 07/09/2029(a)		520	516,563
Barclays PLC 6.224%, 05/09/2034		2,188	2,263,902
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.875%, 09/13/2034(a)		330	322,839
BPCE SA 6.293%, 01/14/2036(a)		936	956,395
Citigroup, Inc. 3.52%, 10/27/2028		553	545,258
Citizens Bank NA/Providence RI 4.575%, 08/09/2028		1,013	1,011,288
Danske Bank A/S 4.613%, 10/02/2030(a)		401	395,546
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		1,268	1,171,886
Goldman Sachs Bank USA/New York NY 4.656%, 06/03/2029		308	307,199
HSBC Holdings PLC 4.619%, 11/06/2031		504	492,564
5.24%, 05/13/2031		837	838,866
7.399%, 11/13/2034		734	801,198
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)		585	497,309
6.005%, 06/29/2037(a)		752	737,426
JPMorgan Chase & Co. 3.702%, 05/06/2030		113	109,482
4.864%, 07/23/2030		532	530,835
Mitsubishi UFJ Financial Group, Inc. 4.98%, 07/24/2030		386	386,205

	Principal Amount (000)		U.S. $ Value

Mizuho Financial Group, Inc. 4.782%, 07/13/2030	$	300	$298,221
Morgan Stanley 4.238%, 01/09/2030		398	391,353
4.555%, 04/10/2030		312	308,709
4.868%, 07/12/2029		642	641,981
Series G 2.239%, 07/21/2032		63	54,738
Morgan Stanley Bank NA 4.788%, 05/10/2030		460	458,188
Societe Generale SA 3.625%, 03/01/2041(a)		322	230,156
5.439%, 10/03/2036(a)		673	647,890
7.367%, 01/10/2053(a)		583	597,115
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (c)		400	397,000
Synchrony Financial 5.45%, 10/15/2030		380	380,445
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		381	380,440
Series F 4.847%, 07/27/2029		512	512,368
UBS Group AG 6.625%, 01/08/2031(a) (c)		240	238,488
9.25%, 11/13/2028(a) (c)		273	292,159
UniCredit SpA 5.459%, 06/30/2035(a)		1,206	1,201,900
7.296%, 04/02/2034(a)		200	208,966

			23,070,363

Brokerage – 0.1%
Ameriprise Financial, Inc. 4.80%, 06/15/2031		204	202,376

Insurance – 2.3%
Allianz SE 6.50%, 10/30/2034(a) (c)		400	396,484
Allstate Corp. (The) Series B 6.851% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(d)		712	712,100
Athene Global Funding 5.38%, 01/07/2030(a)		321	319,966
Hartford Insurance Group, Inc. (The) Series ICON 6.038% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (d)		741	733,338
MetLife, Inc. Series D 5.875%, 03/15/2028(c)		170	170,604
Principal Life Global Funding II 4.65%, 05/18/2029(a)		320	317,939
Prudential Financial, Inc. 6.25%, 06/15/2056		145	143,760

			2,794,191

REITs – 4.9%
American Assets Trust LP 3.375%, 02/01/2031		510	462,468
ERP Operating LP 2.50%, 02/15/2030		165	152,377
3.00%, 07/01/2029		361	343,813
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031		454	425,571
5.25%, 02/15/2033		431	416,001
5.30%, 01/15/2029		552	552,585
5.625%, 03/01/2036		199	191,008

	Principal Amount (000)		U.S. $ Value
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	$	76	$75,610
Public Storage Operating Co. 4.70%, 02/01/2032		191	188,479
Simon Property Group LP 2.45%, 09/13/2029		320	298,992
Ventas Realty LP 4.00%, 03/01/2028		1,027	1,015,724
Welltower OP LLC 2.05%, 01/15/2029		899	844,502
3.10%, 01/15/2030		1,098	1,037,237

			6,004,367

			32,071,297

Utility – 13.2%
Electric – 12.8%
AEP Transmission Co. LLC 5.15%, 04/01/2034		505	499,197
5.375%, 06/15/2035		333	330,989
American Electric Power Co., Inc. 6.95%, 12/15/2054		114	119,988
Berkshire Hathaway Energy Co. 1.65%, 05/15/2031		727	625,387
Chpe LLC 5.35%, 06/30/2036(a)		453	441,172
Commonwealth Edison Co. 5.65%, 06/01/2054		392	365,203
5.85%, 06/01/2056		461	442,260
Constellation Energy Generation LLC 4.55%, 06/01/2029		765	758,987
Consumers Energy Co. 4.90%, 08/15/2031		279	277,982
Dominion Energy, Inc. 6.25%, 12/15/2056		599	591,782
Duke Energy Carolinas LLC 4.65%, 06/15/2031		701	693,044
Duke Energy Indiana LLC Series DDDD 4.95%, 03/15/2036		337	324,245
Edison International 5.75%, 06/15/2027		386	388,332
Electricite de France SA 6.25%, 04/22/2066(a)		470	438,355
ENEL Finance International NV 5.375%, 07/13/2036(a)		239	231,500
5.75%, 09/30/2055(a)		244	220,161
7.75%, 10/14/2052(a)		529	606,689
Entergy Mississippi LLC 5.05%, 04/15/2036		66	63,462
Eversource Energy
Series A 6.10%, 08/15/2056		91	90,373
Series B 6.35%, 08/15/2056		75	74,580
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)		1,520	1,460,279
Florida Power & Light Co. 5.60%, 02/15/2066		520	471,032
5.80%, 03/15/2065		977	917,432
New York State Electric & Gas Corp. 5.00%, 08/15/2031(a)		443	440,847

	Principal Amount (000)		U.S. $ Value

PacifiCorp 5.30%, 02/15/2031	$	303	$304,588
5.45%, 02/15/2034		1,127	1,118,660
PECO Energy Co. 5.25%, 09/15/2054		372	328,580
Progress Energy, Inc. 7.75%, 03/01/2031		1,012	1,119,434
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031		248	276,813
Southwestern Public Service Co. 5.30%, 08/15/2036		375	365,524
Vistra Operations Co. LLC 4.30%, 07/15/2029(a)		1,004	979,382
4.70%, 01/31/2031(a)		484	470,825

			15,837,084

Natural Gas – 0.4%
Southern California Gas Co. 5.60%, 04/01/2054		188	172,298
5.90%, 06/01/2056		300	285,360

			457,658

			16,294,742

Total Corporates - Investment Grade (cost $120,993,067)			118,982,792

GOVERNMENTS - SOVEREIGN BONDS – 1.5%
Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031		562	494,633

Mexico – 1.1%
Mexico Government International Bond 4.75%, 03/08/2044		120	92,580
6.25%, 08/27/2037		978	952,572
7.375%, 05/13/2055		347	349,429

			1,394,581

Total Governments - Sovereign Bonds (cost $2,000,366)			1,889,214

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Consumer Cyclical - Automotive – 0.3%
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)		302	300,858

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 7.00%, 03/10/2055		491	504,935

Total Corporates - Non-Investment Grade (cost $795,556)			805,793

Total Investments – 98.8% (cost $123,788,989)(e)			121,677,799
Other assets less liabilities – 1.2%			1,427,146

Net Assets – 100.0%			$123,104,945

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	6	September 2026	$658,219	$(2,978)
U.S. Long Bond (CBT) Futures	129	September 2026	13,972,312	(457,552)
U.S. T-Note 10 Yr (CBT) Futures	67	September 2026	7,236,000	(82,775)
U.S. Ultra Bond (CBT) Futures	6	September 2026	658,125	(33,196)
Sold Contracts
U.S. 10 Yr Ultra Futures	2	September 2026	219,406	2,060
U.S. T-Note 2 Yr (CBT) Futures	18	September 2026	3,700,969	8,268
U.S. T-Note 5 Yr (CBT) Futures	133	September 2026	14,094,883	103,449
U.S. Ultra Bond (CBT) Futures	8	September 2026	877,500	21,676

				$(441,048)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $32,230,804 or 26.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(e)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $586,657 and gross unrealized depreciation of investments was $(3,138,895), resulting in net unrealized depreciation of $(2,552,238).

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Shares

AB Corporate Income Shares

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$118,982,792	$-0-	$118,982,792
Governments - Sovereign Bonds	-0-	1,889,214	-0-	1,889,214
Corporates - Non-Investment Grade	-0-	805,793	-0-	805,793

Total Investments in Securities	-0-	121,677,799	-0-	121,677,799
Other Financial Instruments(a):
Assets:
Futures	135,453	-0-	-0-	135,453
Liabilities:
Futures	(576,501)	-0-	-0-	(576,501)

Total	$(441,048)	$121,677,799	$-0-	$121,236,751

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.